10. BIOLOGICAL ASSETS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Biological Assets Details Narrative Abstract
Depreciation of breeding stock	R$ 784.5	R$ 736.8	R$ 658.0